Nationwide Life Insurance Company: • Nationwide Variable Account-12

Prospectus supplement dated January 24, 2011
to prospectus dated May 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

All changes noted in the prospectus supplement dated January 24, 2011 are hereby delayed until February 7, 2011.